NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                          March 27, 2002



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:           THE FIRST TRUST COMBINED SERIES 273
              (File No. 333-22617) (CIK No. 0001022011)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 19, 2002.

                                    Very truly yours,
                                    THE FIRST TRUST COMBINED SERIES 273,
                                    Registrant



                                    By: NIKE SECURITIES L.P., Depositor